PREPAYMENTS, RECEIVABLES AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current:
Advances to suppliers	¥ 388,319		¥ 474,629
Deposits paid to real estate developers (i)	558,286		2,124,204
Prepaid rental and other deposits	748,516		771,010
Staff advances	104,615		215,007
Receivables from escrow account	10,672		15,029
Interest receivables	39,156		37,227
VAT-input deductible	762,927		655,016
Prepaid income tax	138,716		108,989
Others	378,743		276,267
Total	3,129,950	$ 491,158	4,677,378
Non-current:
Deferred tax assets (Note 19)	1,060,131		884,435
Others	121,290		109,959
Total	¥ 1,181,421	$ 185,392	¥ 994,394